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                                        John E. Connolly, Jr.
                                        Assistant General Counsel
                                        Metropolitan Life Insurance Company
                                        Telephone: (617) 578-3031

                                        May 2, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

RE:  MetLife Insurance Company of Connecticut
     MetLife of CT Fund UL III for Variable Life Insurance
     File Nos. 333-94779; 811-09215 (Corporate Owned Variable Universal Life Insurance 2000 and Corporate Owned Variable Universal Life III)
     Rule 497(j) Certification

Members of the Commission:

On behalf of MetLife Insurance Company of Connecticut (the "Company") and MetLife of CT Fund UL III for Variable Life Insurance (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectuses and the Statement of Additional Information for Corporate Owned Variable Universal Life Insurance 2000 and Corporate Owned Variable Universal Life III, each dated April 29, 2013, being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectuses and the Statement of Additional Information contained in Post-Effective Amendment No. 17 for the Account filed electronically with the Commission on April 4, 2013.

If you have any questions, please call the undersigned at (617)578-3031.

Sincerely,


/s/John E. Connolly, Jr.
-------------------------------------
John E. Connolly,Jr.
Assistant General Counsel
Metropolitan Life Insurance Company